Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Valuation allowance amount	$ 850,525	$ 23,292
Operating loss carryforwards	$ 1,959,672	40,734
Percentage of operating loss	80.00%
Maximum
Income Taxes
Operating loss carryforwards	$ 2,940,882
Minimum
Income Taxes
Operating loss carryforwards		$ 83,232